As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Merger Fund
Schedule of Investments
June 30, 2006 (unaudited)

Shares		Value
	COMMON STOCKS - 69.01%
	Advertising Services - 0.91%
415,381	PagesJaunes Groupe SA	$13,043,249

	Apparel Manufacturing - 1.17%
524,341	Jones Apparel Group, Inc. (f)	16,668,800

	Audio & Video Equipment - 0.68%
1,056,005	IMAX Corporation (a)	9,673,006

	Banking - 2.33%
324,400	Commercial Capital Bancorp, Inc.	5,109,300
25,700	North Fork Bancorporation, Inc. (g)	775,369
724,097	Texas Regional Bancshares, Inc. Class A (f)	27,457,758
		33,342,427

	Biometrics - 0.33%
674,588	Identix Incorporated (a)	4,715,370

	Broadcasting - 3.02%
1,003,300	Lin TV Corp - Class A (a)	7,574,915
1,060,750	Univision Communications, Inc. (a) (f)	35,535,125
		43,110,040

	Brokerage Services - 1.70%
4,773,944	Instinet Group Incorporated (a) (e)	24,290,304

	Cable TV - 0.67%
281,900	Liberty Media - Interactive A (a)	4,865,594
56,380	Liberty Media Holdings - Cap. Series A (a) (g)	4,722,953
		9,588,547

	Electric & Gas Utilities - 1.40%
581,764	Northwestern Corporation (h)	19,983,593

	Foodservice - 0.25%
108,000	ARAMARK Corporation (h)	3,575,880

	Healthcare Information Services - 1.23%
1,194,713	Emdeon Corporation (a) (g)	14,826,388
59,700	WebMD Health Corp. (a) (d) (e)	2,675,754
		17,502,142

	Hotels & Gaming - 2.51%
3,100	Aztar Corporation (a)	161,076
450,000	Kerzner International Limited (a) (f)	35,676,000
		35,837,076

	Information Technology - 0.99%
291,700	Computer Sciences Corporation (a) (g)	14,129,948

	Integrated Gas & Electric Companies - 5.19%
582,250	Constellation Energy Group (g)	31,744,270
604,500	KeySpan Corporation (h)	24,421,800
270,800	Public Service Enterprise Group, Inc. (f)	17,905,296
		74,071,366

	Lottery Services - 2.22%
911,600	GTECH Holdings Corporation (e)	31,705,448

	Metals & Mining - 4.12%
514,900	Falconbridge Limited	27,121,849
481,200	Inco Limited (g)	31,711,080
		58,832,929

	Military Electronics - 3.03%
574,200	L-3 Communications Holdings, Inc. (e)	43,306,164

	Oil & Gas Exploration & Production - 6.41%
200,500	The Houston Exploration Company (a) (g)	12,268,595
756,900	Kerr-McGee Corporation (h)	52,491,015
448,600	Western Gas Resources, Inc. (f)	26,848,710
		91,608,320

	Oilfield Equipment & Services - 2.34%
529,900	Maverick Tube Corporation (a) (h)	33,484,381

	Pharmaceuticals - 1.86%
1,146,926	Andrx Corp. (a) (g)	26,597,214

	Pipelines - 5.19%
713,000	Kinder Morgan, Inc. (h)	71,221,570
259,800	TransMontaigne, Inc. (a)	2,912,358
		74,133,928

	Real Estate Development & Management - 3.92%
586,100	CarrAmerica Realty Corporation (e)	26,110,755
290,900	Trizec Canada, Inc.	8,899,252
734,000	Trizec Properties, Inc. (f)	21,021,760
		56,031,767

	Satellite Communications - 2.46%
1,409,600	PanAmSat Holding Corp. (h)	35,211,808

	Savings & Loans - 2.65%
510,422	Golden West Financial Corporation (e)	37,873,312

	Senior Living Facilities - 1.88%
821,200	American Retirement Corporation (a) (e)	26,910,724

	Steel - 0.70%
138,850	Arcelor	6,702,479
105,700	Mittal Steel Company N.V. - ADR (e)	3,270,379
		9,972,858

	Stock Exchanges - 1.12%
127,575	Euronext NV	11,960,717
60,150	NYSE Group Inc. (a) (e)	3,974,111
		15,934,828

	Telecommunication Equipment - 0.02%
100,000	Lucent Technologies, Inc. (a)	242,000

	Telephony - 8.16%
491,326	Millicom International Cellular S.A. (a) (f)	22,320,940
1,831,957	Portugal Telecom, SGPS, S.A.	22,119,482
4,253,698	Price Communications Corporation (a) (f)	72,100,181
		116,540,603

	Title Insurance - 0.55%
202,700	Fidelity National Financial, Inc.	7,895,165
	TOTAL COMMON STOCKS (Cost $987,572,781)	$985,813,197

	INVESTMENT COMPANIES - 0.13%
58,500	Utilities Select Sector SPDR Fund	1,888,965
	TOTAL INVESTMENT COMPANIES (Cost $1,851,751)	$1,888,965

Principal
Amount		Value
	CONVERTIBLE BONDS - 0.03%
	Adelphia Communications Corporation
$27,725,000	6.000%, 02/15/2006 (c)	207,937
26,583,000	3.250%, 05/01/2021 (c)	199,373
	TOTAL CONVERTIBLE BONDS (Cost $21,900,964)	$407,310

	CORPORATE BONDS - 2.07%
	Adelphia Communications Corporation
8,262,000	9.375%, 11/15/2009 (c)	4,709,340
13,476,000	10.250%, 06/15/2011 (c)	7,816,080
		12,525,420
	Brookstone Company Inc.
10,000,000	12.000%, 10/15/2012 (Acquired 09/23/2005, Cost $9,883,300) (b)	8,975,000
	Toys "R" Us, Inc.
10,200,000	7.875%, 04/15/2013	8,058,000
		17,033,000
	TOTAL CORPORATE BONDS (Cost $32,522,516)	$29,558,420

Contracts (100 Shares per contract)
	PUT OPTIONS PURCHASED - 0.46%
	AMEX Natural Gas Index
321	Expiration: July, 2006, Exercise Price: $450.00	982,581
	Base Metals Basket
915	Expiration: July, 2006, Exercise Price: $108.12	1,259,040
	Comcast
1,650	Expiration: July, 2006, Exercise Price: $32.50	74,250
	Utilities Select Sector SPDR Fund
5,934	Expiration: July, 2006, Exercise Price: $35.00	1,646,685
	Verizon Communications
3,700	Expiration: July, 2006, Exercise Price: $40.00	2,553,000
	TOTAL PURCHASED OPTIONS (Cost $6,900,911)	$6,515,556

Principal
Amount

	TAX ESCROW NOTE - 0.10%
$2,244,534	NextWave Wireless LLC Secured Note (a)	$1,492,615
	TOTAL TAX ESCROW NOTE (Cost $1,234,494)	$1,492,615

	SHORT TERM INVESTMENTS - 22.09%
	Commercial Paper - 3.50%
10,000,000	Black & Decker	$9,994,378
	5.150%, 07/05/2006
10,000,000	CVS Corporation	9,987,225
	5.200%, 07/10/2006
10,000,000	John Deere	9,984,478
	5.170%, 07/12/2006
10,000,000	Nissan Motor	9,981,619
	5.180%, 07/14/2006
10,000,000	Sara Lee Corporation	9,981,619
	5.180%, 07/14/2006
		49,929,319

	US Government Agency Issues - 15.45%
	Federal Home Loan Bank
25,000,000	4.950%, 07/03/2006	24,993,236
25,000,000	4.950%, 07/05/2006	24,986,472
25,000,000	4.950%, 07/06/2006	24,983,090
20,000,000	5.065%, 07/07/2006	19,983,667
20,000,000	4.920%, 07/10/2006	19,975,000
20,000,000	4.920%, 07/11/2006	19,978,878
20,000,000	4.570%, 07/12/2006	19,969,322
20,000,000	4.570%, 07/14/2006	19,963,745
22,942,960	5.040%, 07/18/2006	22,942,960
22,939,791	5.040%, 07/19/2006	22,939,791
		220,716,161

	Variable Rate Demand Notes - 3.14%
5,744,449	American Family Financial Services, Inc., 4.807%	5,744,449
33,880,251	U.S. Bank, 5.100%	33,880,251
5,217,729	Wisconsin Corporate Central Credit Union, 5.020%	5,217,729
		44,842,429
	TOTAL SHORT TERM INVESTMENTS (Cost $315,487,909)	$315,487,909
	Total Investments (Cost $1,367,471,326) (i)	$1,341,163,972

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	Security in default.
(d)	Fair-valued security.
(e)	All or a portion of the shares have been committed as collateral for open short positions.
(f)	All or a portion of the shares have been committed as collateral for foreign currency contracts.
(g)	All or a portion of the shares have been committed as collateral for written option contracts.
(h)	All or a portion of the shares have been committed as collateral for equity swap contracts.
(i)	The cost basis of investments for federal income tax purposes at 6/30/06 was as follows*:

	Cost of investments	$1,396,478,081
	Gross unrealized appreciation	24,546,913
	Gross unrealized depreciation	(79,861,022)
	Net unrealized appreciation	$(55,314,109)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Merger Fund
Schedule of Securities Sold Short
June 30, 2006 (unaudited)

	Shares		Value
	1,048,000	Adelphia Communications Corporation - Class A	$47,160
	5,700	Capital One Financial Corporation	487,065
	250,700	Exelon Corporation	14,247,281
	27,710	Expedia, Inc.	414,819
	111,150	Fidelity National Information Services	3,934,710
	217,630	Fidelity National Title Group, Inc.	4,280,782
	364,875	FPL Group, Inc.	15,098,528
	27,710	IAC/InterActiveCorp	734,038
	1,117,200	Mittal Steel Company N.V. - ADR	34,566,391
	205,720	News Corporation - Class B	4,151,430
	459,280	NYSE Group Inc.	30,344,630
	1,276,460	Verizon Communications	42,748,645
	321,870	Viisage Technology, Inc.	4,879,549
	536,654	Wachovia Corporation	29,022,248
	248,330	WebMD Health Corp.	11,130,151
		Total Securities Sold Short (Proceeds $193,621,767)	$196,087,427

ADR	American Depository Receipt

Merger Fund
Schedule of Options Written
June 30, 2006 (unaudited)

Contracts (100 shares per contract)		Value
	CALL OPTIONS

3,780	Andrx Corp.	$28,350
	Expiration: September, 2006, Exercise Price: $25.00
797	Computer Sciences Corporation	11,955
	Expiration: July, 2006, Exercise Price: $55.00
841	Constellation Energy Group	380,132
	Expiration: July, 2006, Exercise Price: $50.00
1,106	Engelhard Corporation	-
	Expiration: July, 2006, Exercise Price: $40.00
2,005	The Houston Exploration Company	421,050
	Expiration: July, 2006, Exercise Price: $60.00
4,812	Inco Limited	2,839,080
	Expiration: July, 2006, Exercise Price: $60.00
471	Jones Apparel Group, Inc.	17,662
	Expiration: August, 2006, Exercise Price: $35.00
2,375	Kerr-McGee Corporation	231,563
	Expiration: October, 2006, Exercise Price: $70.00
419	Kinder Morgan, Inc.	41,900
	Expiration: July, 2006, Exercise Price: $100.00
5,742	L-3 Communications Holdings, Inc.	3,330,360
	Expiration: July, 2006, Exercise Price: $70.00
1,679	Univision Communictions, Inc.	197,283
	Expiration: July, 2006, Exercise Price: $32.50
	Total Options Written (Premiums received $8,328,206)	$7,499,335

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15(d)-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made know to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE MERGER FUND

By (Signature and Title)_/s/Frederick W. Green
Frederick W. Green, President

Date 8/23/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/Frederick W. Green
Frederick W. Green, President

Date 8/23/06

By (Signature and Title) _/s/Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date 8/22/06